Lease Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITIES
Current lease liabilities	$ 24,138,193	$ 19,020,636
Non-current lease liabilities	$ 243,924,027	$ 216,664,919